Convertible Bond and Derivative Financial Liability (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Summary of convertible bond
The movement of convertible bond during the years ended December 31, 2020 and 2021 are as follows:

	Liability component	Derivative financial liability
	HK$	HK$
At January 1, 2020	95,995,690	20,813,810
Interest for the year	7,717,348	—
Fair value gain recogni z ed in profit or loss	—	(7,765,148)
Exchange alignment	(434,609)	(94,349)

At December 31, 2020	103,278,429	12,954,313

Interest for the year	8,085,419	—
Exchange alignment	606,536	798,360

At December 31, 2021	111,970,384	13,752,673